Product Returns Liability (Tables)	6 Months Ended
Jun. 30, 2015
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Six Months Ended June 30,
	2015	2014
Beginning of period	$35.7	$36.7
Expenditures	(15.0)	(18.8)
Provisions, net	7.5	19.6

End of period	$28.2	$37.5